Reserves for Losses (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Scenario Previously Reported [Member]	Dec. 31, 2009 Scenario Previously Reported [Member]	Dec. 31, 2008 Scenario Previously Reported [Member]	Dec. 31, 2010 Scenario Adjustment [Member]	Dec. 31, 2009 Scenario Adjustment [Member]	Dec. 31, 2008 Scenario Adjustment [Member]
Changes in the cardmember loans reserve for losses
Balance, January 1	$ 3,646,000,000	$ 5,799,000,000	$ 2,570,000,000	$ 3,646,000,000	$ 3,268,000,000	$ 2,570,000,000	$ 0	$ 2,531,000,000	$ 0
Cardmember loans, reserves	1,874,000,000	3,646,000,000	5,799,000,000	3,646,000,000	3,268,000,000	2,570,000,000	0	2,531,000,000	0
Additions:
Cardmember loans provisions	145,000,000	1,445,000,000	4,209,000,000
Cardmember loans provisions - other	108,000,000	82,000,000	57,000,000
Total provision	253,000,000	1,527,000,000	4,266,000,000
Deductions:
Cardmember loans net write-offs - principal	(1,720,000,000)	(3,260,000,000)	(2,949,000,000)
Cardmember loans net write-offs - interest and fees	(201,000,000)	(359,000,000)	(448,000,000)
Cardmember loans - other	(104,000,000)	(61,000,000)	(171,000,000)
Balance, December 31	1,874,000,000	3,646,000,000	5,799,000,000	3,646,000,000	3,268,000,000	2,570,000,000	0	2,531,000,000	0
Reserves For Losses Textuals [Abstract]
Allowance for loan and lease losses, recoveries of bad debts	578,000,000	568,000,000	327,000,000
Reserve For Losses Securitized Loans		$ 2.531